Note 12 - Loans Payable (Details Textual) - Loan Payable to IPFS Corporation [Member] - Loans Payable [Member] - USD ($)	1 Months Ended
	Aug. 31, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument, Face Amount	$ 500,000	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage	7.94%	7.24%
Debt Instrument, Periodic Payment	$ 56,000	$ 77,000
Loans Payable to Bank			$ 300,000	$ 200,000